SEGMENT INFORMATION - Capital Expenditures by Reportable Segment (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information, Capital Expenditures [Abstract]
Capital expenditures	$ 257,615	$ 257,427	$ 951,349	$ 625,541
Cablevision Systems Corp.
Segment Reporting Information, Capital Expenditures [Abstract]
Capital expenditures	166,801	184,399	671,417	298,357
Cequel Corp.
Segment Reporting Information, Capital Expenditures [Abstract]
Capital expenditures	$ 90,814	$ 73,028	$ 279,932	$ 327,184